Premises and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 345,560	¥ 169,346	¥ 163,769
Impairment losses	27,428
Premises and equipment under capital leases
Property, Plant and Equipment [Line Items]
Premises and equipment under capital leases	83,935	83,734
Premises and equipment under capital leases, accumulated depreciation and amortization	57,193	¥ 42,158
Retail And Business Banking Company
Property, Plant and Equipment [Line Items]
Impairment losses	15,761
General and Administrative expenses
Property, Plant and Equipment [Line Items]
Impairment losses	8,910
Occupancy expenses
Property, Plant and Equipment [Line Items]
Impairment losses	¥ 18,518